Unaudited Interim Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 2,436,957	$ 3,056,043
Accounts receivable	1,106,299	1,124,747
Prepaid expenses and other assets	8,467,672	5,401,296
Note receivables, net	3,366,570	4,070,970
Total current assets	15,424,811	13,675,609
Leasehold improvements and equipment, net	337,302	287,064
Right of use assets – operating lease	1,522,604	1,501,726
Intangible assets	512,328	713,015
Total Assets	17,797,045	16,177,414
Current Liabilities
Accounts payable	3,182,811	2,704,606
Deferred revenue	5,938,464	4,743,019
Other current liabilities	3,132,471	3,021,734
Loans payable	31,094	102,149
Convertible notes payable		529,768
Operating lease liability – current	966,398	768,538
Total Current Liabilities	13,277,483	11,896,205
Operating lease liability – non-current	781,623	989,503
Total Liabilities	14,059,106	12,885,708
Commitments and contingencies
Shareholders’ Equity
Ordinary shares (2,166,666,666 shares authorized, comprising 2,166,250,000 Class A ordinary shares and 416,666 Class B ordinary shares, par value of $0.0000462 per share; 5,481,104 and 2,436,907 shares issued and outstanding as of June 30, 2026 and December 31, 2025, respectively, comprising 5,202,808 and 2,258,611 Class A ordinary shares, respectively, and 278,296 and 178,296 Class B ordinary sha	253	113
Additional paid-in capital	45,734,277	42,395,828
Accumulated deficit	(41,951,086)	(38,635,083)
Accumulated other comprehensive income (loss)	189,238	(237,541)
Total Shareholders’ Equity to shareholders of Webuy Global Ltd	3,972,682	3,523,317
Deficit attributable to non-controlling interests	(234,743)	(231,611)
Total Shareholders’ Equity	3,737,939	3,291,706
Total Liabilities and Shareholders’ Equity	17,797,045	16,177,414
Related Party
Current assets
Amount due from related parties	47,313	22,553
Current Liabilities
Amount due to a related party	$ 26,245	$ 26,391